Note 15 - Income Taxes - Income Taxes Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deferred tax expense	$ (796)	$ (728)
Total income tax expense	$ (796)	$ (728)